Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Details)		9 Months Ended			12 Months Ended
		Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Tax reconciliation
Profit before tax		RM 12,625,460	$ 2,999,206	RM 4,944,285	RM 9,538,393
Tax calculated at tax rate of 24%		3,030,110	719,810	1,186,628	2,289,214
Effects of:
Lower domestic tax rate applicable to respective profits	[1]	(45,000)	(10,690)	(37,698)	(38,371)
Different tax rates in jurisdiction	[2]	(1,320,716)	(313,739)	251,474	204,530
Non-allowable expenditure		430,471	102,259	318,038	58,838
Income not subject to tax		(80,364)	(19,091)	(46,202)	(61,405)
Utilization of capital allowance		(367,655)	(87,337)	(91,476)	(79,923)
Tax expenses		RM 1,646,846	$ 391,212	RM 1,580,764	RM 2,372,883

[1]	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.
[2]	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.